Institutional [Member] Expense Example - Institutional - BlackRock China A Opportunities Fund - Institutional	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	1,347
Expense Example, with Redemption, 10 Years	$ 3,059